UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.1% (2.1% of Total Investments)
$ 6,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	$ 3,871,054
	Series 2007B1, 5.000%, 6/01/47
	Education and Civic Organizations – 7.1% (4.8% of Total Investments)
2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	1,878,540
520	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	522,231
	VMI Dvelopment Board Project, Series 2006C, 5.000%, 12/01/36
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	964,870
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	670,425
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,815	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	2,848,667
	5.000%, 6/01/37
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 –	5/14 at 101.00	Aa2	1,799,465
	AMBAC Insured
250	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	252,098
	College, Series 2011, 5.750%, 4/01/41 (WI/DD, Settling 3/02/11)
8,920	Total Education and Civic Organizations			8,936,296
	Energy – 0.7% (0.5% of Total Investments)
1,125	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Baa3	944,955
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 27.4% (18.7% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A3	1,901,920
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A2	1,442,475
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
650	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	609,668
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
1,075	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA+	998,503
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
1,705	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	1,765,152
	Health System, Series 2009, Trust 11733, 14.807%, 11/15/29 (IF)
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,115,392
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	1,054,680
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
1,250	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	1,173,300
	System, Series 2002B, 5.125%, 6/15/33
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	A3	1,102,020
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	2,088,837
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,440	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,414,584
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	A–	1,655,085
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	1,432,020
	Hospital, Series 2002, 5.250%, 4/01/33
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	A+	3,128,850
	System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	A3	1,998,800
1,010	5.250%, 6/15/31	6/16 at 100.00	A3	979,266
1,695	5.250%, 6/15/37	6/16 at 100.00	A3	1,587,181
850	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	825,622
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
2,210	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,895,141
	Series 2007A, 5.250%, 9/01/37
540	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	534,762
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	1,427,038
	Medical Center, Series 2007, 5.125%, 1/01/31
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	472,690
	Inc., Series 2010A, 5.625%, 4/15/39
35,000	Total Health Care			34,602,986
	Housing/Multifamily – 1.8% (1.2% of Total Investments)
1,320	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue	5/11 at 100.00	Aaa	1,323,326
	Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
	(Alternative Minimum Tax)
265	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	250,754
700	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	No Opt. Call	AAA	650,797
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
2,285	Total Housing/Multifamily			2,224,877
	Housing/Single Family – 7.7% (5.3% of Total Investments)
290	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	267,424
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
665	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	665,785
	7/01/31 – NPFG Insured
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	1,369,380
	10/01/32 (Alternative Minimum Tax)
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	2,578,724
	1/01/33 (Alternative Minimum Tax)
1,340	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	1,258,930
	7/01/29 (Alternative Minimum Tax)
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	3,562,416
	7/01/32 (Alternative Minimum Tax)
10,435	Total Housing/Single Family			9,702,659
	Long-Term Care – 4.9% (3.4% of Total Investments)
2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,389,596
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	A–	672,008
	Greenspring Village, Series 2006A, 4.875%, 10/01/36
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities	7/11 at 100.00	AAA	1,499,081
	Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/11 at 103.00	BBB–	92,851
1,345	5.000%, 10/01/35	No Opt. Call	BBB–	1,176,256
590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	365,570
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
7,095	Total Long-Term Care			6,195,362
	Materials – 1.1% (0.8% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	8/11 at 100.00	Ba3	461,035
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	6/11 at 100.00	Ba3	929,940
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
1,500	Total Materials			1,390,975
	Tax Obligation/General – 17.1% (11.7% of Total Investments)
1,000	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	1,087,730
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA+	1,954,655
2,060	5.000%, 6/01/23	6/13 at 100.00	AA+	2,121,635
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	108,766
	5.250%, 5/01/22
1,300	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	1,435,850
3,600	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	3,665,916
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,449,242
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – AGM Insured	7/14 at 100.00	AA+	1,589,476
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA	1,299,496
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,148,700
4,500	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	4,711,860
20,340	Total Tax Obligation/General			21,573,326
	Tax Obligation/Limited – 27.7% (18.9% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	263,357
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	204,428
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	Aa3	1,410,618
	Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
470	6.200%, 7/15/12	No Opt. Call	N/R	480,176
1,375	6.375%, 7/15/17	No Opt. Call	N/R	1,427,676
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series	2/14 at 100.00	A	1,064,500
	2004B, 5.125%, 2/15/16 – NPFG Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,105,330
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14	6/13 at 101.00	AA+	2,416,193
1,165	5.000%, 6/01/22	6/13 at 101.00	AA+	1,217,483
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AA+	1,764,148
	Series 2004B, 5.000%, 4/01/18 – AGM Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA+	1,376,591
	Projects, Series 2005, 5.000%, 7/15/19
445	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	451,875
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
1,185	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AA+	1,098,400
	7/01/32 – AGM Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	1,864,940
	7/01/31 – AMBAC Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	441,750
	0.000%, 7/01/43 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	A3	1,821,544
	0.000%, 7/01/28 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	A3	251,867
320	5.250%, 7/01/36	7/12 at 100.00	A3	287,002
1,100	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,099,934
	2009A, 6.000%, 8/01/42
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,220,687
	2010A, 5.500%, 8/01/42
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	1,000,660
	2010C, 6.000%, 8/01/39
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,123,908
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia	8/16 at 100.00	A+	1,654,800
	Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%,
	8/01/23 – NPFG Insured
2,500	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA+	2,485,000
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
700	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	664,902
	Lien Series 2010B, 5.250%, 10/01/29
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	990,633
	College Program, Series 2009, Trust 09-3B, 12.945%, 2/01/27 (IF)
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	976,582
	College Program, Series 2009, Trust 09-4B, 12.945%, 2/01/28 (IF)
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	1,819,675
	5.000%, 8/01/17
775	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA	787,578
	2002A, 5.000%, 5/01/19
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,206,580
	Development Program, Series 2004B, 5.000%, 5/15/15
42,585	Total Tax Obligation/Limited			34,978,817
	Transportation – 15.4% (10.6% of Total Investments)
1,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2009C,	10/18 at 100.00	AA–	1,219,644
	5.000%, 10/01/28
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A,	No Opt. Call	AA–	3,031,770
	5.000%, 10/01/30
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%,	10/17 at 100.00	AA–	2,337,250
	10/01/35 – AMBAC Insured (Alternative Minimum Tax)
3,200	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	1,824,192
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	A3	3,997,200
	FGIC Insured
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1	989,350
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	BBB	2,648,750
	2002, 5.250%, 7/15/22 – FGIC Insured
285	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	282,811
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	1,143,198
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	8/11 at 100.00	Aa2	2,006,780
	5.250%, 8/01/23
20,945	Total Transportation			19,480,945
	U.S. Guaranteed – 23.8% (16.2% of Total Investments) (4)
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA+ (4)	847,568
	11/01/24 – AGM Insured (ETM)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (4)	1,880,086
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (4)	1,984,842
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1 (4)	3,059,965
925	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.375%,	4/12 at 100.00	AAA	973,664
	4/01/19 (Pre-refunded 4/01/12)
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	Aa2 (4)	1,453,021
	5.000%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured
60	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (4)	65,134
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	403,478
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (4)	861,752
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	1,333,919
815	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	864,601
	7/01/32 (Pre-refunded 7/01/12) – AGM Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	A3 (4)	780,136
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	A3 (4)	934,041
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA (4)	1,546,431
	(Pre-refunded 10/01/12)
420	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2 (4)	429,072
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
790	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	806,882
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,270,728
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (4)	1,605,814
	5/01/22 (Pre-refunded 5/01/15)
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	1,274,504
	(Pre-refunded 1/15/16)
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AAA	1,456,621
	6/01/20 (Pre-refunded 6/01/11)
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/11 at 100.00	AA+ (4)	2,170,774
	Education Financing Program, Series 2001A, 5.000%, 9/01/26 (Pre-refunded 9/01/11)
965	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA (4)	982,621
	2002A, 5.000%, 5/01/19 (Pre-refunded 5/01/11)
27,660	Total U.S. Guaranteed			29,985,654
	Utilities – 2.0% (1.3% of Total Investments)
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,487,150
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Water and Sewer – 6.5% (4.5% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	109,493
800	5.000%, 4/01/27	4/12 at 100.00	AAA	809,928
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AAA	1,039,750
	2004, 5.000%, 1/01/26
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AA+	1,341,150
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AA+	1,410,029
1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	1,822,734
1,515	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	1,688,450
	13.279%, 10/01/15 (IF)
7,910	Total Water and Sewer			8,221,534
$ 194,940	Total Investments (cost $186,938,847) – 146.3%			184,596,590
	Floating Rate Obligations – (3.7)%			(4,630,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (25.5)% (5)			(32,205,000)
	Other Assets Less Liabilities – 3.2%			4,007,329
	Auction Rate Preferred Shares, at Liquidation Value – (20.3)% (5)			(25,550,000)
	Net Assets Applicable to Common Shares – 100%			$ 126,218,919

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$184,596,590	$ —	$184,596,590
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $182,207,656.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 5,608,394
Depreciation	(7,849,400)
Net unrealized appreciation (depreciation) of investments	$(2,241,006)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.5% and 13.8%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011